Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Payables and Accrued Liabilities [Abstract]
Schedule of other payables and accrued liabilities
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Salary payables	1,880,897	2,011,702	315,524
Other payables and accrued expenses	60,328	3,446,740	540,606
Accrued interest payable	3,129,399	8,197,112	1,285,680
Total other payables and accrued liabilities	5,070,624	13,655,554	2,141,810